FAIR VALUE MEASUREMENTS - Changes in level 3 assets measured at fair value on recurring basis (Details 1) - Available-for-sale securities - Auction Rate Trust Preferred Securities - USD ($)
$ in Thousands
12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 10,000	$ 10,000
Total gains or losses (realized/unrealized) included in earnings
Total unrealized gains included in other comprehensive income
Ending balance	$ 10,000	$ 10,000